Related Party Balance and Transactions	12 Months Ended
Jun. 30, 2025
Related Party Balance and Transactions [Abstract]
Related Party Balance and Transactions

(10) Related Party Balance and Transactions

There are no outstanding balances as of June 30, 2025 and 2024.

The following are the significant related party transactions for the years ended June 30, 2025, 2024 and 2023.

				2025	2024	2023
	Relationship	Nature	Description	US$	US$	US$
Yee Woo Paper Packaging (China) Company Limited (hereafter “YWPPC”)	Common control by the shareholders	Trade nature	Rental expenses incurred by the Company	-	(659,678)	(707,311)
Kunshan Chuangke Printing Products Co., Ltd	Common control by the shareholders	Trade nature	Equipment and car expenses incurred by the Company	(53,805)	-	-
Kunshan Chuangke High Level Paper Products Co., Ltd	Common control by the shareholders	Trade nature	Equipment incurred by the Company	(845)	-	-